Revenue - Schedule of Disclosure of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Contract revenue	$ 4,659	$ 4,315	$ 750
Grant revenue	0	513	2,580
Total revenue	$ 4,659	$ 4,828	$ 3,330